Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Plan Termination
Note 4 - Plan Termination
Although the Company expects to continue the Plan indefinitely, it reserves the right to amend or terminate the Plan at any time. Upon termination, partial termination, or complete discontinuance of contributions to the Plan, Company contributions will become fully vested.